Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	Total controlling interest MXN ($)	Capital Stock MXN ($)	Additional paid-in capital MXN ($)	Retained earnings MXN ($)	Fair value in equity financial instrument MXN ($)	Valuation of the effective portion of derivative financial instrument MXN ($)	Exchange differences on the translation of foreign operations and equity accounted investees MXN ($)	Remeasurements of the net defined benefit liability MXN ($)	Non-controlling interest MXN ($)	USD ($) [1]	MXN ($)
Beginning Balance at Dec. 31, 2019	$ 251,989	$ 3,348	$ 18,162	$ 229,794	$ (491)	$ 1,361	$ 2,589	$ (2,774)	$ 73,762		$ 325,751
Consolidated net income	(1,930)			(1,930)					5,686		3,756
Other comprehensive income (loss), net	(1,428)				(3,991)	1,306	1,673	(416)	(5,681)		(7,109)
Sale of Joint Venture	(100)						(100)		(112)		(212)
Total other comprehensive income (loss)	(3,458)			(1,930)	(3,991)	1,306	1,573	(416)	(107)		(3,565)
Dividends declared and paid	(10,360)			(10,360)					(5,524)		(15,884)
Issuance of share-based compensation plans	(275)		(275)						(64)		(339)
Acquisition of Envoy	(79)		(79)						1,377		1,298
Contribution from non-controlling interest									0
Other movements in equity method accounted investees, net of tax	(74)			(74)							(74)
Ending Balance at Dec. 31, 2020	237,743	3,348	17,808	217,430	(4,482)	2,667	4,162	(3,190)	69,444		307,187
Consolidated net income	28,495			28,495					9,183		37,678
Other comprehensive income (loss), net	3,928				5,165	1,563	(3,722)	922	(368)		3,560
Total other comprehensive income (loss)	32,423			28,495	5,165	1,563	(3,722)	922	8,815		41,238
Dividends declared and paid	(7,687)			(7,687)					(5,729)		(13,416)
Issuance of share-based compensation plans	54		54						(14)		40
Contribution from non-controlling interest									0
Other movements in equity method accounted investees, net of tax	68			68							68
Ending Balance at Dec. 31, 2021	262,601	3,348	17,862	238,306	683	4,230	440	(2,268)	72,516		335,117
Consolidated net income	23,909			23,909					10,834	$ 1,784	34,743
Other comprehensive income (loss), net	(12,734)				(2,236)	(1,709)	(9,545)	756	(2,198)		(14,932)
Total other comprehensive income (loss)	11,175			23,909	(2,236)	(1,709)	(9,545)	756	8,636	1,019	19,811
Dividends declared and paid	(11,358)			(11,358)					(6,176)		(17,534)
Issuance of share-based compensation plans	146	(1)	147						(57)		89
Other acquisition of non-controlling interest	(295)		(295)						(74)		(369)
Contribution from non-controlling interest									352		352
Other movements in equity method accounted investees, net of tax	335			335							335
Ending Balance at Dec. 31, 2022	$ 262,604	$ 3,347	$ 17,714	$ 251,192	$ (1,553)	$ 2,521	$ (9,105)	$ (1,512)	$ 75,197	$ 17,328	$ 337,801

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3